Note 20 - Business Segments	12 Months Ended
Mar. 31, 2013
Segment Reporting Disclosure [Text Block]
Segment Reporting Disclosure [Text Block]
20.	BUSINESS SEGMENTS

The operating segments reported below are those for which segment-specific financial information is available. Accounting policies used to determine segment profit/loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP. The Company’s management uses this financial information to make decisions on the allocation of resources and to evaluate business performance.

Network service and systems integration business segment comprises revenues from network services, systems integration and equipment sales.

ATM operation business segment comprises revenues from the ATM operation business.

Revenues:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013
Network service and systems integration business:
Customers	¥81,901,632	¥95,990,449	¥103,928,400	$1,103,742
Intersegment	455,230	506,030	558,753	5,934
Total	82,356,862	96,496,479	104,487,153	1,109,676
ATM operation business:
Customers	516,574	1,324,156	2,320,086	24,640
Intersegment	－	－	－	－
Total	516,574	1,324,156	2,320,086	24,640

Elimination	455,230	506,030	558,753	5,934
Consolidated total	¥82,418,206	¥97,314,605	¥106,248,486	$1,128,382

Segment Profit or Loss:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Operating income (loss):
Network service and systems integration business	¥4,812,926	¥6,631,476	¥7,629,435	$81,026
ATM operation business	(642,877)	(194,264)	239,035	2,539
Elimination	29,007	83,729	115,828	1,230
Consolidated total	¥4,141,042	¥6,353,483	¥7,752,642	$82,335

Segment Assets:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Segment assets:
Network service and systems integration business	¥71,749,633	¥79,958,814	$849,180
ATM operation business	1,743,613	2,152,452	22,860
Elimination
Consolidated total	¥73,493,246	¥82,111,266	$872,040

Other significant items:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Depreciation and amortization:
Network service and systems integration business	¥5,777,683	¥7,006,576	¥7,178,397	$76,236
ATM operation business	38,351	137,055	329,411	3,499
Consolidated total	¥5,816,034	¥7,143,631	¥7,507,808	$79,735

For information regarding the goodwill and the other intangible assets impairment losses, see Note 8, “Goodwill and Other intangible assets.”

Transfers between reportable businesses are made at market-based prices. Operating income (loss) is operating revenue less costs and operating expenses.

Substantially all revenues are from customers operating in Japan. Geographic information is not presented due to immateriality of revenue attributable to international operations.

There has been no revenue from transactions with a single external customer amounting to 10% or more of the Company’s revenues for the year ended March 31, 2011. Revenue from one customer, which is IBM Japan, Ltd., of the Company’s network service and system integration business segment represents ¥14,396,722 thousand and ¥13,456,203 thousand ($142,908 thousand) for the years ended March 31, 2012 and  2013, respectively, of the Company’s consolidated revenue.